Financial Income (Expense), Net	12 Months Ended
Dec. 31, 2016
Financial Income (Expense), Net [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 11:	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2016	2015	2014

Income:
Interest on cash and cash equivalents	$1	$1	$2
Foreign currency exchange differences, net	-	78	-

	1	79	2

Expenses:
Accretion of earn-out consideration	-	(48)	(299)
Interest on credit line	(20)	(240)	(435)
Foreign currency exchange differences, net	(88)	-	(48)
Other	(40)	(34)	(94)

	(148)	(322)	(876)

	$(147)	$(243)	$(874)